Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2015	Jul. 30, 2015	Feb. 26, 2015	Dec. 31, 2014
Entity Registrant Name	ONCOR ELECTRIC DELIVERY CO LLC
Entity Central Index Key	0001193311
Document Type	S-4
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		0		0
Entity Public Float				$ 0
Oncor's Management and Board of Directors [Member]
Entity Outstanding Membership Interests		0.22%	0.22%
Oncor Electric Delivery Holdings Company LLC [Member]
Entity Outstanding Membership Interests		80.03%	80.03%
Texas Transmission and Investment LLC [Member]
Entity Outstanding Membership Interests		19.75%	19.75%